Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Shares outstanding	Issued capital	Share premium	Other capital reserves	Accumulated deficit	Other components of equity	Total
Balance at Dec. 31, 2022		€ 5,364,452	€ 282,552,633	€ 36,635,564	€ (243,460,290)	€ 7,257,080	€ 88,349,440
Balance (in Shares) at Dec. 31, 2022	44,703,763
Loss for the period					(42,667,529)		(42,667,529)
Exchange differences on translation of foreign currency						125,085	125,085
Total comprehensive loss					(42,667,529)	125,085	(42,542,444)
Issuance of ordinary shares		1,687,110	54,796,819				56,483,929
Issuance of ordinary shares (in Shares)	14,059,252
Transaction costs			(3,360,626)				(3,360,626)
Equity-settled share-based payments				3,414,489			3,414,489
Share options exercised		14,431	222,512				236,943
Share options exercised (in Shares)	120,257
Balance at Dec. 31, 2023		7,065,993	334,211,338	40,050,053	(286,127,819)	7,382,166	102,581,730
Balance (in Shares) at Dec. 31, 2023	58,883,272
Loss for the period					(46,064,402)		(46,064,402)
Exchange differences on translation of foreign currency						58,344	58,344
Total comprehensive loss					(46,064,402)	58,344	(46,006,058)
Issuance of ordinary shares		56,213	1,042,076				1,098,289
Issuance of ordinary shares (in Shares)	468,438
Transaction costs			(323,729)				(323,729)
Equity-settled share-based payments				4,065,807			4,065,807
Balance at Dec. 31, 2024		7,122,205	334,929,685	44,115,861	(332,192,221)	7,440,510	61,416,039
Balance (in Shares) at Dec. 31, 2024	59,351,710
Loss for the period					(45,633,780)		(45,633,780)
Exchange differences on translation of foreign currency						(269,131)	(269,131)
Total comprehensive loss					(45,633,780)	(269,131)	(45,902,911)
Issuance of ordinary shares		1,552,938	21,347,913				22,900,851
Issuance of ordinary shares (in Shares)	12,941,149
Transaction costs			(1,301,837)				(1,301,837)
Equity-settled share-based payments				4,444,639			4,444,639
Balance at Dec. 31, 2025		€ 8,675,143	€ 354,975,760	€ 48,560,500	€ (377,826,001)	€ 7,171,379	€ 41,556,781
Balance (in Shares) at Dec. 31, 2025	72,292,859